UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1:	Reports to Shareholders.

TABLE OF CONTENTS

New York Long-Term Tax-Exempt Fund Investor Shares - VNYTX

New York Long-Term Tax-Exempt Fund Admiral™ Shares - VNYUX

New York Municipal Money Market Fund Investor Shares - VYFXX

New York Tax-Exempt Bond ETF ETF Shares - MUNY

Vanguard New York Long-Term Tax-Exempt Fund

Investor Shares (VNYTX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,062
Number of Portfolio Holdings	1,586
Portfolio Turnover Rate	19%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.6%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	10.9%
10 to 20 Years	40.1%
20 to 30 Years	30.0%
Greater than 30 Years	5.6%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR76

Vanguard New York Long-Term Tax-Exempt Fund

Admiral™ Shares (VNYUX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,062
Number of Portfolio Holdings	1,586
Portfolio Turnover Rate	19%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.6%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	10.9%
10 to 20 Years	40.1%
20 to 30 Years	30.0%
Greater than 30 Years	5.6%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR576

Vanguard New York Municipal Money Market Fund

Investor Shares (VYFXX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$3,416
Number of Portfolio Holdings	320

Distribution by Effective Maturity % of Net Assets (as of May 31, 2025)

1 to 7 Days	92.0%
8 to 30 Days	2.4%
31 to 60 Days	4.1%
61 to 90 Days	0.2%
91 to 180 Days	0.3%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR163

Vanguard New York Tax-Exempt Bond ETF

ETF Shares (MUNY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard New York Tax-Exempt Bond ETF (the "Fund") for the period of May 20, 2025, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0Footnote Reference1	0.09%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$25
Number of Portfolio Holdings	537
Portfolio Turnover Rate	1%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.3%
1 to 3 Years	8.1%
3 to 5 Years	6.4%
5 to 10 Years	19.3%
10 to 20 Years	32.2%
20 to 30 Years	25.9%
Greater than 30 Years	1.2%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments  and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV046

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
New York Municipal Money Market Fund	1
New York Long-Term Tax-Exempt Fund	13

New York Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (33.2%)
[1]	Empire State Development Corp. Appropriations Revenue TOB	2.000%	6/5/25	8,000	8,000
[1]	Empire State Development Corp. Income Tax Revenue TOB	3.000%	6/2/25	2,670	2,670
[1]	Empire State Development Corp. Income Tax Revenue TOB	3.100%	6/2/25	5,625	5,625
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.000%	6/5/25	6,760	6,760
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.000%	6/5/25	3,125	3,125
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.000%	6/5/25	3,880	3,880
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	3.100%	6/2/25	4,000	4,000
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	2.000%	6/5/25	4,375	4,375
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	2.000%	6/5/25	3,750	3,750
[1]	Empire State Development Corp. Lease (Appropriation) Revenue TOB	2.000%	6/5/25	1,825	1,825
[1,2]	Erie County IDA NY Local or Guaranteed Housing Revenue TOB	2.070%	6/5/25	9,025	9,025
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	1.990%	6/5/25	15,000	15,000
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.000%	6/5/25	2,255	2,255
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.000%	6/5/25	2,915	2,915
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.000%	6/5/25	1,670	1,670
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.000%	6/5/25	6,250	6,250
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.000%	6/5/25	4,180	4,180
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	2.180%	6/5/25	7,030	7,030
[1,2,3]	Long Island Power Authority Electric Power & Light Revenue TOB	2.000%	6/5/25	2,635	2,635
[1]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue TOB	2.000%	6/5/25	5,800	5,800
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB	3.050%	6/2/25	13,465	13,465
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB	2.000%	6/5/25	1,245	1,245
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB	2.020%	6/5/25	3,585	3,585
[1]	Monroe County NY Industrial Development Corp. College & University Revenue TOB	2.000%	6/5/25	6,895	6,895
[1]	Nassau County NY GO TOB	2.000%	6/5/25	2,105	2,105
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	6,315	6,315
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	5,385	5,385
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	15,195	15,195
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	6,155	6,155
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.040%	6/5/25	13,500	13,500
[1]	New York City Housing Development Corp. Revenue TOB	2.000%	6/5/25	5,000	5,000
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB	2.000%	6/5/25	9,570	9,570
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.100%	6/2/25	6,250	6,250
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.100%	6/2/25	2,500	2,500
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.100%	6/2/25	2,670	2,670
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.990%	6/5/25	2,740	2,740
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.990%	6/5/25	3,750	3,750
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	32,700	32,700
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	1,875	1,875
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	2,100	2,100
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	2,500	2,500
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	3,980	3,980
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	3,250	3,250
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	1,875	1,875
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	2,295	2,295
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.000%	6/5/25	2,830	2,830
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB	1.990%	6/5/25	33,080	33,080
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.100%	6/2/25	3,000	3,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.100%	6/2/25	4,000	4,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.970%	6/5/25	2,400	2,400
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.990%	6/5/25	3,750	3,750
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.990%	6/5/25	3,285	3,285
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.990%	6/5/25	3,330	3,330
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.000%	6/5/25	3,595	3,595
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.000%	6/5/25	4,800	4,800
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.000%	6/5/25	2,445	2,445
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.000%	6/5/25	2,000	2,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.000%	6/5/25	2,905	2,905
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.000%	6/5/25	5,800	5,800

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.000%	6/2/25	2,260	2,260
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.050%	6/2/25	2,815	2,815
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.080%	6/2/25	2,500	2,500
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.080%	6/2/25	3,330	3,330
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	1.990%	6/5/25	3,530	3,530
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.000%	6/5/25	7,610	7,610
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.000%	6/5/25	2,230	2,230
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.000%	6/5/25	9,300	9,300
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.000%	6/5/25	1,875	1,875
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.000%	6/5/25	1,875	1,875
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.000%	6/5/25	2,000	2,000
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.000%	6/6/25	2,810	2,810
[1]	New York City Transitional Finance Authority Sales Tax Revenue TOB	1.990%	6/5/25	4,630	4,630
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	1,260	1,260
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	2,360	2,360
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	11,780	11,780
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.050%	6/2/25	2,810	2,810
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.100%	6/2/25	5,200	5,200
[1]	New York NY Ad Valorem Property Tax Revenue TOB	2.000%	6/5/25	2,500	2,500
[1,2]	New York NY GO TOB	3.100%	6/2/25	22,555	22,555
[1]	New York NY GO TOB	1.990%	6/5/25	1,875	1,875
[1,2]	New York NY GO TOB	2.000%	6/5/25	13,550	13,550
[1,2]	New York NY GO TOB	2.000%	6/5/25	2,000	2,000
[1]	New York NY GO TOB	2.000%	6/5/25	2,860	2,860
[1]	New York NY GO TOB	2.000%	6/5/25	5,800	5,800
[1]	New York NY GO TOB	2.000%	6/5/25	2,145	2,145
[1]	New York NY GO TOB	2.000%	6/5/25	2,000	2,000
[1,2]	New York NY GO TOB	2.000%	6/5/25	34,375	34,375
[1]	New York NY GO TOB	2.000%	6/5/25	2,000	2,000
[1]	New York State Dormitory Authority College & University Revenue TOB	3.100%	6/2/25	15,600	15,600
[1]	New York State Dormitory Authority College & University Revenue TOB	2.000%	6/5/25	16,875	16,875
[1]	New York State Dormitory Authority College & University Revenue TOB	2.000%	6/5/25	2,985	2,985
[1]	New York State Dormitory Authority College & University Revenue TOB	2.000%	6/5/25	3,330	3,330
[1]	New York State Dormitory Authority College & University Revenue TOB	2.000%	6/5/25	1,505	1,505
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	2.000%	6/5/25	4,495	4,495
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	2.020%	6/5/25	2,665	2,665
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.000%	6/2/25	4,095	4,095
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.080%	6/2/25	3,180	3,180
[1]	New York State Dormitory Authority Income Tax Revenue TOB	1.980%	6/5/25	2,500	2,500
[1]	New York State Dormitory Authority Income Tax Revenue TOB	1.990%	6/5/25	7,000	7,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	4,000	4,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	5,625	5,625
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	11,325	11,325
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	4,525	4,525
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	4,130	4,130
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	3,000	3,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	3,725	3,725
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	1,675	1,675
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.000%	6/5/25	3,805	3,805
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	2.000%	6/5/25	2,500	2,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.990%	6/5/25	17,600	17,600
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.990%	6/5/25	5,935	5,935
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.000%	6/5/25	2,355	2,355
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.000%	6/5/25	1,630	1,630
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.000%	6/5/25	5,000	5,000
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.170%	6/2/25	31,350	31,350
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	11,930	11,930
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.000%	6/5/25	11,240	11,240
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.000%	6/5/25	14,800	14,800
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.020%	6/5/25	2,150	2,150
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB	2.000%	6/5/25	13,220	13,220
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	2.000%	6/5/25	16,875	16,875
[1,2,5]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	3.080%	6/2/25	3,260	3,260
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.000%	6/5/25	26,765	26,765
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.000%	6/5/25	7,360	7,360
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.010%	6/5/25	3,640	3,640
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.010%	6/5/25	4,925	4,925
[1,2,5]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.010%	6/5/25	5,000	5,000
[1,2,5]	New York Transportation Development Corp. Special Facilities Port, Airport & Marina Revenue TOB	2.000%	6/5/25	9,065	9,065
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB	2.070%	6/5/25	10,260	10,260

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Onondaga Civic Development Corp. College & University Revenue TOB	1.990%	6/5/25	4,065	4,065
[1]	Onondaga Civic Development Corp. College & University Revenue TOB	2.000%	6/5/25	7,500	7,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.100%	6/2/25	4,000	4,000
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.130%	6/2/25	3,940	3,940
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.000%	6/5/25	7,500	7,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.000%	6/5/25	1,875	1,875
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.000%	6/5/25	11,575	11,575
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.010%	6/5/25	1,750	1,750
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.020%	6/5/25	1,745	1,745
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.020%	6/5/25	2,310	2,310
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.020%	6/5/25	6,665	6,665
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.030%	6/5/25	7,030	7,030
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.030%	6/5/25	2,390	2,390
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.030%	6/5/25	2,000	2,000
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	2.000%	6/5/25	4,555	4,555
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	2.000%	6/5/25	3,845	3,845
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.050%	6/2/25	6,655	6,655
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.100%	6/2/25	9,600	9,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.100%	6/2/25	6,610	6,610
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.000%	6/5/25	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.000%	6/5/25	3,200	3,200
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.000%	6/5/25	1,250	1,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.000%	6/5/25	1,565	1,565
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.000%	6/5/25	8,225	8,225
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.000%	6/5/25	3,310	3,310
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.990%	6/5/25	4,005	4,005
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	2,945	2,945
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	4,000	4,000
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	2,665	2,665
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	3,010	3,010
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	13,825	13,825
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	4,025	4,025
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	3,195	3,195
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	10,380	10,380
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	7,545	7,545
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	5,060	5,060
[1,4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.000%	6/5/25	3,880	3,880
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	2.000%	6/5/25	1,875	1,875
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	2.000%	6/5/25	2,100	2,100
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	1.990%	6/5/25	5,745	5,745
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.100%	6/2/25	240	240
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.100%	6/2/25	6,450	6,450
[1,4]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.100%	6/2/25	6,250	6,250
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.100%	6/2/25	13,750	13,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	3,620	3,620
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	24,000	24,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	13,265	13,265
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	27,275	27,275
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	3,750	3,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	2,170	2,170
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	10,000	10,000
[1,4]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.000%	6/5/25	16,180	16,180
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.010%	6/5/25	6,000	6,000
Total Tender Option Bond (Cost $1,135,990)					1,135,990
Variable Rate Demand Note (55.9%)
	BlackRock MuniHoldings New York Quality Fund Inc. VRDO VRDP	2.110%	6/5/25	80,400	80,400
[1]	BlackRock New York Municipal Income Trust VRDO VRDP	2.110%	6/5/25	91,200	91,200
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Society Project) VRDO	2.020%	6/5/25	7,800	7,800
[2]	Dutchess County Industrial Development Agency College & University Revenue VRDO	2.020%	6/5/25	3,655	3,655
	Empire State Development Corp. Income Tax Revenue VRDO	2.020%	6/5/25	4,660	4,660
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	2.000%	6/5/25	18,150	18,150
[2]	Long Island Power Authority Electric Power & Light Revenue VRDO	1.900%	6/4/25	40,495	40,495
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	1.950%	6/5/25	35,600	35,600
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue VRDO	1.950%	6/5/25	19,740	19,740
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.050%	6/2/25	9,340	9,340
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.050%	6/2/25	4,100	4,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.900%	6/5/25	10,485	10,485
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	2.360%	6/4/25	5,050	5,050
[2]	Nassau County Industrial Development Agency Local or Guaranteed Housing Revenue VRDO	2.070%	6/5/25	4,815	4,815

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	2.150%	6/4/25	400	400
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	16,900	16,900
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	4,250	4,250
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	8,300	8,300
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	2,200	2,200
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	4,100	4,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.920%	6/4/25	35,800	35,800
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.950%	6/4/25	12,140	12,140
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.950%	6/4/25	1,125	1,125
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.950%	6/4/25	1,800	1,800
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.050%	6/4/25	21,250	21,250
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.050%	6/4/25	74,450	74,450
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.050%	6/4/25	7,745	7,745
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.550%	6/4/25	21,740	21,740
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.900%	6/5/25	17,240	17,240
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.900%	6/5/25	6,400	6,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.930%	6/5/25	9,400	9,400
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.930%	6/5/25	35,260	35,260
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	2,700	2,700
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.960%	6/5/25	4,750	4,750
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.960%	6/5/25	29,015	29,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.960%	6/5/25	7,595	7,595
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.970%	6/5/25	11,400	11,400
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.000%	6/5/25	11,510	11,510
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.000%	6/5/25	4,900	4,900
[2]	New York City Industrial Development Agency Auto Parking Revenue (Jamaica First Parking LLC Project) VRDO	1.950%	6/5/25	2,725	2,725
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Tiago Holdings LLC Project) VRDO	2.000%	6/5/25	7,535	7,535
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.900%	6/2/25	2,100	2,100
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	6/2/25	25,300	25,300
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	6/2/25	15,125	15,125
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	3,335	3,335
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	40,885	40,885
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	12,585	12,585
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	1,770	1,770
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	21,980	21,980
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	6,635	6,635
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	6/2/25	3,950	3,950
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	6/2/25	10,800	10,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.850%	6/5/25	10,495	10,495
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.900%	6/5/25	20,015	20,015
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.930%	6/5/25	12,550	12,550
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.950%	6/5/25	2,295	2,295
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.950%	6/5/25	24,690	24,690
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.970%	6/5/25	10,595	10,595
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.950%	6/5/25	1,240	1,240
[2]	New York City Transitional Finance Authority Income Tax Revenue VRDO	1.920%	6/5/25	38,615	38,615
[2]	New York City Transitional Finance Authority Income Tax Revenue VRDO	1.970%	6/5/25	1,500	1,500
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	1.960%	6/5/25	9,210	9,210
	New York City Trust for Cultural Resources Recreational Revenue VRDO	1.870%	6/5/25	60,780	60,780
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	1.950%	6/5/25	37,300	37,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.850%	6/4/25	15,395	15,395
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.950%	6/4/25	50,000	50,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.950%	6/4/25	18,000	18,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.150%	6/4/25	39,485	39,485
	New York NY GO VRDO	2.950%	6/2/25	13,040	13,040
	New York NY GO VRDO	3.000%	6/2/25	14,450	14,450
	New York NY GO VRDO	3.000%	6/2/25	28,935	28,935
	New York NY GO VRDO	3.000%	6/2/25	1,625	1,625
	New York NY GO VRDO	3.050%	6/2/25	1,700	1,700
[2]	New York NY GO VRDO	1.900%	6/5/25	21,125	21,125
	New York NY GO VRDO	1.900%	6/5/25	18,580	18,580
[2]	New York NY GO VRDO	1.900%	6/5/25	15,420	15,420
[2]	New York NY GO VRDO	1.950%	6/5/25	5,880	5,880
	New York State Dormitory Authority College & University Revenue VRDO	1.650%	6/4/25	25,470	25,470
	New York State Dormitory Authority College & University Revenue VRDO	1.750%	6/5/25	17,800	17,800
	New York State Dormitory Authority College & University Revenue VRDO	1.870%	6/5/25	4,502	4,502
	New York State Dormitory Authority College & University Revenue VRDO	1.950%	6/5/25	17,150	17,150
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	2.150%	6/4/25	5,555	5,555
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	1.990%	6/5/25	8,365	8,365

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Energy Research & Development Authority Electric Power & Light Revenue VRDO	1.650%	6/4/25	9,500	9,500
[2]	New York State Energy Research & Development Authority Electric Power & Light Revenue VRDO	2.250%	6/4/25	2,800	2,800
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.000%	6/2/25	14,800	14,800
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.000%	6/2/25	24,140	24,140
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	1,900	1,900
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	5,000	5,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	8,405	8,405
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	8,000	8,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	10,000	10,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.750%	6/4/25	20,000	20,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	6/4/25	40,280	40,280
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	6/4/25	20,000	20,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.020%	6/4/25	31,850	31,850
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.020%	6/4/25	1,925	1,925
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.050%	6/4/25	26,925	26,925
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.050%	6/4/25	61,000	61,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.120%	6/4/25	1,100	1,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.200%	6/4/25	9,310	9,310
[2]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.150%	6/4/25	5,670	5,670
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.020%	6/5/25	10,000	10,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.040%	6/5/25	50,800	50,800
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	2.130%	6/5/25	68,500	68,500
[2]	Oneida County Industrial Development Agency Industrial Revenue VRDO	2.000%	6/5/25	6,820	6,820
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	6/2/25	16,300	16,300
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	6/2/25	17,360	17,360
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.020%	6/4/25	21,260	21,260
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	1.930%	6/5/25	20,565	20,565
Total Variable Rate Demand Note (Cost $1,908,557)					1,908,557
Other Municipal Security (3.5%)
	Half Hollow Hills Central School District GO	4.000%	6/24/25	11,250	11,256
	Ithaca City School District BAN GO	4.500%	7/11/25	10,000	10,009
	Longwood Central School District Suffolk County GO	4.000%	6/18/25	15,000	15,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	9,500	9,578
[7]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 1.000%	2.000%	6/5/25	13,100	13,100
[7]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 1.000%	2.010%	6/5/25	15,000	15,000
	New York NY GO	5.000%	8/1/25	1,455	1,460
	New York NY GO	5.000%	8/1/25	1,360	1,365
	New York NY GO	5.000%	8/1/25	1,110	1,114
	New York NY GO	5.000%	8/1/25	1,550	1,555
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	2,000	2,011
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,000	2,002
	Niskayuna Central School District BAN GO	4.500%	6/27/25	16,550	16,561
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/26	2,700	2,733
	Shenendehowa Central School District BAN GO	4.500%	6/27/25	15,500	15,509
Total Other Municipal Security (Cost $118,259)					118,259
Non-Financial Company Commercial Paper (6.5%)
	New York Power Authority CP	2.950%	7/10/25	7,500	7,500
	New York State Dormitory Authority CP	2.770%	6/3/25	14,100	14,100
	New York State Dormitory Authority CP	2.820%	6/17/25	6,300	6,300
	New York State Dormitory Authority CP	3.000%	6/17/25	14,250	14,250
	New York State Dormitory Authority CP	2.800%	7/1/25	7,300	7,300
	New York State Dormitory Authority CP	2.920%	7/9/25	22,675	22,673
	New York State Dormitory Authority CP	2.850%	7/15/25	10,500	10,500
	New York State Dormitory Authority CP	2.950%	7/16/25	16,250	16,250
	New York State Dormitory Authority CP	2.970%	7/16/25	19,175	19,175
	New York State Power Authority CP	2.810%	6/3/25	42,250	42,250
	New York State Power Authority CP	2.880%	6/4/25	16,000	16,000
	New York State Power Authority CP	2.850%	7/8/25	10,000	10,000

New York Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Power Authority CP	2.840%	7/9/25	35,646	35,646
Total Non-Financial Company Commercial Paper (Cost $221,944)				221,944
Total Investments (99.1%) (Cost $3,384,750)				3,384,750
Other Assets and Liabilities—Net (0.9%)				30,987
Net Assets (100%)				3,415,737
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $1,356,490, representing 39.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,384,750)	3,384,750
Investment in Vanguard	96
Cash	28
Receivables for Investment Securities Sold	18,238
Receivables for Accrued Income	13,124
Receivables for Capital Shares Issued	7,379
Other Assets	680
Total Assets	3,424,295
Liabilities
Payables for Capital Shares Redeemed	7,697
Payables for Distributions	696
Payables to Vanguard	165
Total Liabilities	8,558
Net Assets	3,415,737
At May 31, 2025, net assets consisted of:

Paid-in Capital	3,415,727
Total Distributable Earnings (Loss)	10
Net Assets	3,415,737

Net Assets
Applicable to 3,415,419,656 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,415,737
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	47,572
Total Income	47,572
Expenses
The Vanguard Group—Note B
Investment Advisory Services	564
Management and Administrative	1,425
Marketing and Distribution	106
Custodian Fees	15
Shareholders’ Reports and Proxy Fees	17
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	2,135
Expenses Paid Indirectly	(15)
Net Expenses	2,120
Net Investment Income	45,452
Realized Net Gain (Loss) on Investment Securities Sold	16
Net Increase (Decrease) in Net Assets Resulting from Operations	45,468

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,452	100,521
Realized Net Gain (Loss)	16	14
Net Increase (Decrease) in Net Assets Resulting from Operations	45,468	100,535
Distributions
Total Distributions	(45,477)	(100,594)
Capital Share Transactions (at $1.00 per share)
Issued	1,681,391	2,826,198
Issued in Lieu of Cash Distributions	40,288	88,703
Redeemed	(1,645,929)	(2,524,781)
Net Increase (Decrease) from Capital Share Transactions	75,750	390,120
Total Increase (Decrease)	75,741	390,061
Net Assets
Beginning of Period	3,339,996	2,949,935
End of Period	3,415,737	3,339,996

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0136	.0322	.0310	.0080	.0001	.006
Net Realized and Unrealized Gain (Loss) on Investments	—	—	(.0002)	(.0002)	—	—
Total from Investment Operations	.0136	.0322	.0308	.0078	.0001	.006
Distributions
Dividends from Net Investment Income	(.0136)	(.0322)	(.0308)	(.0078)	(.0001)	(.006)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0000)[2]	—	—
Total Distributions	(.0136)	(.0322)	(.0308)	(.0078)	(.0001)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.37%	3.27%	3.13%	0.78%	0.01%	0.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,416	$3,340	$2,950	$2,187	$1,944	$2,450
Ratio of Total Expenses to Average Net Assets[4]	0.13%[5]	0.16%[5]	0.16%[5]	0.15%[5]	0.07%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.72%	3.22%	3.10%	0.80%	0.01%	0.61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the six months ended May 31, 2025, and for the years ended November 30, 2024, 2023, and 2020, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%, 0.16%, 0.16%, and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $96,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Municipal Money Market Fund
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,384,750
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $147,005,000 and sales were $105,610,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (98.7%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/54	1,200	1,095
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,000	929
	Babylon NY GO	2.375%	12/1/28	1,000	951
	Babylon NY GO	2.375%	12/1/29	1,025	958
	Babylon NY GO	2.625%	12/1/30	1,050	982
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,175
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	5,000	5,119
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/33	2,000	1,701
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	701
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,050
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	2,000	1,662
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	6,585	5,829
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/31	675	687
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	377
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,093
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	890
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,513
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,150	1,605
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,615	3,997
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/34	3,315	2,242
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,597
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	1,974
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	644
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	2,000	1,683
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	705	682
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/36	3,480	3,213
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/41	3,450	2,955
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/47	4,570	3,626
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/35	3,200	2,892
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/37	865	746
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/45	5,865	4,293
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/50	5,000	3,434
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/31	100	99
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/36	400	383
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/35	550	551
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/45	1,000	979
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/60	1,000	998
[2]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/42	2,350	2,363
[2]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	5,050	4,817
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/35	540	564
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/52	1,000	992
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/57	3,000	2,954
[2]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/31	1,710	1,644
[2]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	3,750	3,149
[2]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/51	7,595	5,789

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	3,450	2,551
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	2,595	2,371
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	517
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	517
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/36	1,660	1,757
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/37	1,475	1,553
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/42	1,175	1,059
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/43	880	788
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/44	1,000	889
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,897
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/33	2,910	2,914
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	143
[2]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/39	2,130	1,822
[2]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/49	3,410	2,652
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/25	100	100
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/26	85	87
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/27	75	78
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/36	130	130
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/37	165	164
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/39	550	454
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/44	975	840
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,003
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	501
[2]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,296
[2]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	2.070%	6/5/25	6,110	6,110
[2]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.500%	7/1/40	1,100	1,070
[2]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.750%	7/1/43	2,100	1,995
[2]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	5.000%	7/1/46	900	869
[2]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.200%	6/2/25	4,060	4,060
[2]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.200%	6/2/25	57,900	57,900
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,262
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,000	1,929
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	635
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	537
[3]	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/37	1,750	1,890
[3]	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/38	3,495	3,722
[3]	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/42	3,470	3,567
[3]	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/43	4,290	4,382
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	500	500
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	300	304
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	805	818
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	950	965
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	500	507
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	250	259
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	605	613
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	220	228
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	950	962
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	1,170	1,210
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	240	243
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	463
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	900	909
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	250	257
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	1,390	1,424
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/36	145	146
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	580

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	281
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,224
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	8,385	8,403
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	100	101
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,760	1,475
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	570	477
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,805	2,477
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,875	7,454
East Hampton NY GO	2.125%	8/15/35	1,000	799
East Meadow Union Free School District GO	2.000%	6/15/36	1,110	853
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	4,200	4,245
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	3,500	3,482
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,023
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	2,830	2,957
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	2,885	2,738
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,664
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	11,474
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,832
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,007
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,281
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	2,000	2,035
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	5,959
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/44	1,015	916
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	4,100	3,662
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	4,750	4,246
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	4,900	3,461
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,271
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/48	2,305	2,349
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	2,000	1,732
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/52	1,500	1,278
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	10,200	10,810
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/43	5,875	6,130
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/50	5,050	5,142
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/52	2,640	2,684
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	6,710	6,815
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	505	495
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,382
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	947
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	3,065	3,120
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	3,893
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	11,295	10,279
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,320	9,190
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,206
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	6,572
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,205
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,150	3,600
Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,209
Greenport NY BAN GO	4.500%	8/1/25	1,000	1,001
Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/42	500	501
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	424
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	214
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	268
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/34	350	363
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	681
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	519
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,783
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	1,775	1,777
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	1,340	1,369
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/31	600	611
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	376
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	819
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	1,890	1,900
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	436
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	873
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,350	1,350
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,000	948
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	13,000	13,173
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	24,090	24,208
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	16,180
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	1,275	1,147

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,618
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	775
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,357
	Kings Park Central School District GO	2.400%	7/15/29	1,495	1,403
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,867
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,370
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,223
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,291
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,214
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	750	735
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,000	5,134
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	4,250	3,392
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,296
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,537
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,367
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,057
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/54	990	1,024
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	7,325	7,265
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	14,415	14,037
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/27	3,895	4,008
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	3,820	3,671
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	4,350	4,144
[4]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.420%	9/1/38	1,405	1,404
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/32	75	78
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	2,050	2,095
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	967
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,120
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	932
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,075
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	610	617
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/36	2,930	2,976
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/40	400	380
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	14,440	14,572
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/43	9,615	8,811
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	1,000	1,044
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	1,165	1,210
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/46	1,000	903
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	3,000	3,070
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	1,300	1,144
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	8,675	7,633
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	8,000	8,151
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/54	15,395	13,370
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/54	7,000	7,279
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	9,144
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	917
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	2,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	615
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	944
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,721
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,714
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	375
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,511
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	5,195	5,738
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,250	4,694
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	4,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,760	4,129
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	3,740	3,165
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,766
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,000	5,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,250	1,320
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,270	2,364
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	814
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	5,000	4,555
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,930	1,988
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,900	2,563
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,796
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,755	2,457

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,575	1,613
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,247
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,800	1,588
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,082
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,119
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,000	879
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,745	1,778
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,840	1,871
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,720
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,150
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	1,000	869
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,900	1,618
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	5,000	5,037
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	1,285	1,078
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	7,935	6,828
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,666
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	9,710	9,949
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	3,948
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	5,265	5,342
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	6,125	6,256
[2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.050%	6/2/25	17,020	17,020
[2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.090%	6/5/25	6,000	6,000
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	3.050%	6/2/25	810	810
	Middle Country Central School District At Centereach GO	3.000%	8/15/32	3,250	3,102
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/43	1,810	1,838
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/49	1,275	1,311
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	11,458	11,329
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,072
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,072
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	5.000%	10/1/32	860	878
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	4.000%	10/1/47	1,205	986
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,025
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	2,000	1,739
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	190	194
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/29	100	106
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	100	107
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/32	535	565
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/34	1,000	1,043
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	2,800	2,675
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	3,880	3,140
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/40	6,430	4,878
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	7,885	6,729
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/32	100	101
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/33	300	282
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/35	100	91
	Nassau County IDA College & University Revenue VRDO	3.000%	6/2/25	3,950	3,950
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,902
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,501
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,691
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,566
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,751
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,000
[1,2]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	2.170%	6/5/25	9,330	9,330
	Nassau County NY GO	5.000%	10/1/36	5,685	5,830
	Nassau County NY GO	4.000%	4/1/40	1,525	1,467

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nassau County NY GO	5.000%	4/1/41	1,500	1,591
	Nassau County NY GO	5.000%	4/1/42	1,500	1,575
	Nassau County NY GO	5.000%	4/1/43	1,220	1,274
[1]	Nassau County NY GO	4.000%	4/1/44	6,720	6,141
	Nassau County NY GO	4.000%	4/1/51	2,000	1,737
	Nassau County NY GO	4.250%	4/1/52	3,000	2,663
	Nassau County NY GO	4.000%	4/1/53	7,000	5,979
	Nassau County NY GO	4.000%	4/1/54	5,000	4,274
[1,2]	Nassau County NY GO TOB VRDO	2.170%	6/5/25	5,685	5,685
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,201
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	335
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	425
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	375
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/30	1,000	1,001
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,136
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,001
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,330
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,247
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	2,969
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,113
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	586
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,720	1,675
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,710	2,631
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	2,950	2,882
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,415	1,380
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,110	1,080
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,695	1,645
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,000
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	427
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,125	1,102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	863
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,435	1,328
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	2,990	3,034
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/32	1,940	1,596
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	523
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	1,890	1,833
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,889
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	760	686
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	584
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,526
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,541
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,734
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/38	1,185	1,157
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/39	1,090	825
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,202
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	838
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,620
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	347
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	4,855
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/43	1,000	961
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/44	2,000	1,914
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	648
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,027
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.050%	11/1/45	250	254
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,285
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,657
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,872
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	1,945
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,324
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.700%	11/1/48	1,000	975
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/48	1,000	998
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,598
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	2,886
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,071
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,007
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,763
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,476
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,419
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	1,956

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,479
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	591
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	4,732
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	777
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	8,185	8,029
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	8/1/54	4,440	4,142
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,160	1,514
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	5,465	4,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	11/1/54	3,000	2,795
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.550%	11/1/54	9,000	8,698
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/54	8,305	8,352
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,547
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,761
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	11/1/55	750	760
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/56	1,080	687
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,187
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/59	5,000	3,739
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/59	5,000	5,011
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,508
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,199
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	17,515	17,464
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	8,755	8,601
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,007
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,660	7,626
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,250	6,263
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,022
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	10,710	10,788
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	5,800	5,857
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	3,605	3,662
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	8,595	8,623
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	1,290	1,282
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/29	1,965	1,945
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/29	2,480	2,507
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,415	2,258
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	1,000	1,029
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	6,160	5,784
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/34	3,255	2,996
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/35	1,705	1,540
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	3,000	2,656
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	5,585	4,850
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	3,640	2,592
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	5,045	4,164
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	3,665	2,950
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	7,500	5,385
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	806
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	1,500	1,511
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,780	2,786
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,025
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	446
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,402
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,116
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,655	6,882
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,750	6,798
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	10,000	7,034
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	10,352
[8]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	825	763
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,637
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,904
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	282
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	293
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/47	270	83
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.000%	6/2/25	9,290	9,290
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	5,000	5,671
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,000	6,789
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	3,055	3,013
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,245
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,250	2,496
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	12,757
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	3,700	4,052

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,016
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,100	1,129
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	10,130	10,320
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,593
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,390	6,958
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,438
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,300	6,733
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	3,804
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,850	2,621
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,375	1,436
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	6,535	4,874
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	6,025	5,423
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	10,000	9,001
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	2,920	2,992
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	1,700	1,756
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	2,550	2,322
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	13,140	10,305
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,120	1,679
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,000	2,052
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	1,000	864
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	500	433
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	834
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	782
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,379
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	8,995	9,189
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	22,695	19,200
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	14,500	14,811
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	2,215	2,285
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	5,000	5,195
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	7,250	6,099
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/54	4,000	3,557
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	5,000	5,191
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	10,000	10,377
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/55	15,000	15,601
[6]	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	6/2/25	6,650	6,650
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.950%	6/2/25	1,000	1,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	3,725	3,725
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	25,050	25,050
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	6,380	6,380
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	1,800	1,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	3,050	3,050
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	440	440
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	6/2/25	40	40
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	2,957
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,170
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	4,892
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,151
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,116
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	4,345	4,178
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	4,470	4,182
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	6,781
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	4,110	3,714
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/46	750	672
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	1,840	1,299
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,047
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	1,997
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,607
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,120
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,199
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,241
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	592
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,076
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	17,795	17,998
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,670	4,722
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	5,940
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/47	725	587
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	1,982
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,544
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,492

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,597
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,853
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,008
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,337
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,490
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,018
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,342
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	9,839
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	690	676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	980
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,063
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,061
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,530	5,386
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	2,000	2,017
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	2,885
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	465	447
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,021
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,062
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,067
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	475	448
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,456
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,019
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	17,290	17,623
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	10,110	10,322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,800	1,697
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,275	2,148
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	415	388
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,472
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	1,850
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,017
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	7,895	7,972
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	895	825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	1,000	925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,830
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	10,470	9,642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,673
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	5,674
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,256
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,975	1,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,195	1,091
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,000	5,027
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,753
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,307
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	3,000	3,073
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	2,040	1,824
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	4,765	4,264
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	2,810	2,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	3,000	3,180
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,266
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,200	851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	1,000	876
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,135	3,683
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	825	723
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	2,645
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,499
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,190	5,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	3,840	3,372
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	7,780	6,676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.950%	6/2/25	5,100	5,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	6/2/25	5,150	5,150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	6/2/25	1,730	1,730
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	6/2/25	760	760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	6/2/25	800	800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	6/2/25	11,600	11,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.050%	6/2/25	3,200	3,200

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	2.950%	6/2/25	1,180	1,180
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	1,805	1,956
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	4,385	4,856
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	1,000	1,111
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	1,370	1,528
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,500	6,162
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,000	5,602
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	1,525	1,702
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	2,500	2,793
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	2,575	2,877
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	1,540	1,716
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,445	4,969
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	1,335	1,488
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	5,000	5,495
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	4,895	5,401
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	2,405	2,653
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	4,000	4,413
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	1,520	1,656
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,810	5,260
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,870	2,031
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	2,000	2,170
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	2,500	2,681
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	535	568
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,630	2,767
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	1,000	1,052
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,520	2,635
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,125	2,212
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	4,000	4,232
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	3,500	3,606
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	1,240	1,271
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	10,295	10,551
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	4,055	4,160
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	3,265	3,350
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	1,695	1,770
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	11/1/48	3,800	3,976
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/49	3,370	3,434
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/51	10,000	8,655
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	5,000	5,177
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	3,000	2,758
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/53	5,000	5,306
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	7,100	7,206
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	3,000	2,678
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/54	3,000	2,700
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/55	5,000	5,186
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	550
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	377
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,094
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	490	517
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,355
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,150
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	625
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,624
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,067
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	4,041
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,664
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,786
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	5,595	5,650
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/41	585	585
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	405	404
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,300
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	5,672
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,600	2,500
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,753
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,610	6,611
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,377
[9]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	15,325	14,138
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	12,885	11,823
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	11,080	10,080
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	3,175	2,202
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	901

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,120	869
[5]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	935
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	4,823
[5]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	2,230	2,022
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	9,739
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	855
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,291
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,044
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,407
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	7,965
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,700	8,702
[5]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,197
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,780	2,611
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,960	8,728
[5]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,150	5,547
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	35,000	39,039
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/34	750	640
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	213
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,159
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,129
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.100%	10/1/40	2,300	2,154
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,692
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,483
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	2,937
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	980
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/44	5,000	4,809
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,338
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/45	2,720	2,663
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/45	2,500	2,440
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,337
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	690	688
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	5,840	4,849
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,090	1,123
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/49	2,250	2,082
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/49	2,500	2,400
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	5,005	4,867
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	6,795	6,675
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,388
	New York NY GO	5.000%	8/1/26	2,375	2,434
	New York NY GO	5.000%	1/1/27	3,500	3,618
	New York NY GO	5.000%	8/1/27	600	627
	New York NY GO	5.000%	9/1/27	3,805	3,985
	New York NY GO	5.000%	8/1/28	2,260	2,406
	New York NY GO	5.000%	8/1/28	5,000	5,322
	New York NY GO	5.000%	8/1/29	5,195	5,440
	New York NY GO	5.000%	8/1/29	3,000	3,242
	New York NY GO	5.000%	8/1/29	3,400	3,675
	New York NY GO	5.000%	8/1/29	1,000	1,081
	New York NY GO	5.000%	12/1/29	1,360	1,442
	New York NY GO	5.000%	8/1/30	4,000	4,172
	New York NY GO	5.000%	4/1/31	1,155	1,273
	New York NY GO	5.000%	8/1/31	1,440	1,499
	New York NY GO	5.000%	8/1/31	3,000	3,259
	New York NY GO	5.000%	8/1/31	4,000	4,423
	New York NY GO	5.000%	1/1/32	2,000	2,111
	New York NY GO	5.000%	4/1/32	1,895	2,106
	New York NY GO	5.000%	8/1/32	1,250	1,319
	New York NY GO	5.000%	8/1/32	3,735	3,879
	New York NY GO	5.000%	12/1/32	1,240	1,301
	New York NY GO	3.250%	3/1/33	3,000	2,934
	New York NY GO	5.000%	3/1/33	3,135	3,495
	New York NY GO	5.000%	4/1/33	2,140	2,387
	New York NY GO	5.000%	8/1/33	1,000	1,051
	New York NY GO	5.000%	8/1/33	5,000	5,587
	New York NY GO	5.000%	8/1/33	3,325	3,715
	New York NY GO	5.000%	8/1/33	6,000	6,705
	New York NY GO	5.000%	2/1/34	5,000	5,604
	New York NY GO	5.000%	8/1/34	2,260	2,368
	New York NY GO	5.000%	8/1/34	3,500	3,915
	New York NY GO	5.000%	8/1/34	8,135	9,098

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	2/1/35	1,565	1,752
New York NY GO	3.000%	3/1/35	3,145	2,883
New York NY GO	4.000%	8/1/35	1,830	1,831
New York NY GO	5.000%	8/1/35	2,000	2,124
New York NY GO	4.000%	10/1/35	2,085	2,076
New York NY GO	5.000%	2/1/36	2,380	2,653
New York NY GO	4.000%	3/1/36	1,500	1,497
New York NY GO	4.000%	4/1/36	4,950	4,938
New York NY GO	3.000%	8/1/36	760	683
New York NY GO	4.000%	8/1/36	1,385	1,377
New York NY GO	5.000%	8/1/36	4,500	4,952
New York NY GO	5.000%	10/1/36	5,000	5,124
New York NY GO	5.000%	10/1/36	2,590	2,712
New York NY GO	5.000%	2/1/37	6,000	6,616
New York NY GO	5.000%	3/1/37	7,500	7,688
New York NY GO	5.000%	4/1/37	3,575	3,666
New York NY GO	4.000%	8/1/37	8,180	8,072
New York NY GO	4.000%	8/1/37	2,500	2,467
New York NY GO	5.000%	8/1/37	4,000	4,044
New York NY GO	5.000%	8/1/37	5,705	6,236
New York NY GO	5.000%	12/1/37	3,490	3,540
New York NY GO	5.000%	2/1/38	5,115	5,554
New York NY GO	4.000%	3/1/38	5,240	5,149
New York NY GO	5.000%	3/1/38	7,500	7,662
New York NY GO	5.000%	3/1/38	2,000	2,086
New York NY GO	5.000%	4/1/38	1,000	1,022
New York NY GO	4.000%	8/1/38	2,760	2,696
New York NY GO	5.000%	8/1/38	17,395	17,565
New York NY GO	5.000%	10/1/38	6,500	6,623
New York NY GO	5.000%	10/1/38	2,910	3,016
New York NY GO	5.000%	3/1/39	6,360	6,480
New York NY GO	5.000%	3/1/39	3,000	3,110
New York NY GO	4.000%	8/1/39	2,865	2,721
New York NY GO	5.000%	10/1/39	2,220	2,292
New York NY GO	5.000%	10/1/39	8,910	9,056
New York NY GO	5.250%	10/1/39	1,000	1,070
New York NY GO	5.000%	12/1/39	3,485	3,559
New York NY GO	4.000%	8/1/40	5,000	4,683
New York NY GO	4.000%	8/1/40	1,155	1,088
New York NY GO	4.000%	8/1/40	9,400	8,852
New York NY GO	5.000%	8/1/40	1,500	1,583
New York NY GO	5.000%	2/1/41	3,000	3,178
New York NY GO	3.000%	3/1/41	11,545	9,118
New York NY GO	4.000%	8/1/41	1,170	1,086
New York NY GO	4.000%	8/1/41	2,500	2,321
New York NY GO	5.000%	8/1/41	1,000	1,047
New York NY GO	3.000%	10/1/41	2,250	1,747
New York NY GO	5.250%	10/1/41	1,070	1,135
New York NY GO	5.000%	12/1/41	10,000	10,085
New York NY GO	5.000%	12/1/41	4,850	4,932
New York NY GO	4.000%	3/1/42	1,500	1,393
New York NY GO	5.000%	3/1/42	2,000	2,056
New York NY GO	4.000%	4/1/42	8,000	7,339
New York NY GO	5.000%	8/1/42	1,000	1,037
New York NY GO	5.250%	9/1/42	6,240	6,572
New York NY GO	5.000%	10/1/42	8,000	8,160
New York NY GO	5.250%	10/1/42	2,250	2,371
New York NY GO	5.000%	3/1/43	1,000	1,017
New York NY GO	5.000%	3/1/43	3,180	3,255
New York NY GO	5.250%	4/1/43	11,815	12,358
New York NY GO	5.000%	8/1/43	17,145	17,430
New York NY GO	5.000%	8/1/43	9,355	9,531
New York NY GO	5.000%	8/1/43	1,000	1,029
New York NY GO	5.000%	9/1/43	3,620	3,746
New York NY GO	5.000%	10/1/43	8,000	8,138
New York NY GO	5.250%	10/1/43	1,000	1,045
New York NY GO	5.000%	2/1/44	2,835	2,933
New York NY GO	5.000%	3/1/44	1,785	1,799
New York NY GO	5.000%	4/1/44	1,725	1,778
New York NY GO	5.250%	4/1/44	5,825	6,086

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/44	1,000	1,027
	New York NY GO	5.250%	2/1/45	2,930	3,089
	New York NY GO	3.000%	3/1/45	4,880	3,554
	New York NY GO	5.000%	3/1/45	3,000	3,082
	New York NY GO	4.000%	4/1/45	5,040	4,504
	New York NY GO	4.000%	4/1/45	5,000	4,465
	New York NY GO	5.000%	8/1/45	5,000	5,129
	New York NY GO	5.000%	8/1/45	1,500	1,544
	New York NY GO	5.250%	9/1/45	5,000	5,251
	New York NY GO	5.500%	4/1/46	5,000	5,342
	New York NY GO	5.000%	8/1/46	2,500	2,557
	New York NY GO	4.000%	9/1/46	14,045	12,437
	New York NY GO	4.000%	3/1/47	3,080	2,700
	New York NY GO	5.000%	8/1/47	6,000	6,122
	New York NY GO	5.000%	8/1/47	11,960	12,238
	New York NY GO	5.000%	9/1/47	6,925	7,080
	New York NY GO	5.250%	10/1/47	10,000	10,276
	New York NY GO	5.250%	3/1/48	3,000	3,121
	New York NY GO	5.000%	8/1/48	5,000	5,096
	New York NY GO	5.500%	4/1/49	7,000	7,428
	New York NY GO	4.500%	5/1/49	2,675	2,556
	New York NY GO	5.250%	2/1/50	5,860	6,098
	New York NY GO	3.000%	8/1/50	4,000	2,724
	New York NY GO	4.000%	8/1/50	2,555	2,197
	New York NY GO	5.250%	9/1/50	5,000	5,188
	New York NY GO	3.000%	3/1/51	2,235	1,507
	New York NY GO	5.000%	8/1/51	1,715	1,741
	New York NY GO	4.000%	9/1/52	10,000	8,534
	New York NY GO	5.250%	2/1/53	3,830	3,973
	New York NY GO	5.250%	3/1/53	4,000	4,132
	New York NY GO	4.125%	8/1/53	6,150	5,367
	New York NY GO	4.125%	3/1/54	2,325	2,019
	New York NY GO	5.250%	4/1/54	6,245	6,448
	New York NY GO	5.000%	8/1/54	7,525	7,632
[6]	New York NY GO VRDO	2.950%	6/2/25	4,985	4,985
	New York NY GO VRDO	2.950%	6/2/25	1,045	1,045
	New York NY GO VRDO	2.950%	6/2/25	5,450	5,450
	New York NY GO VRDO	3.000%	6/2/25	5,800	5,800
[6]	New York NY GO VRDO	3.000%	6/2/25	4,325	4,325
[6]	New York NY GO VRDO	3.000%	6/2/25	12,805	12,805
	New York NY GO VRDO	3.050%	6/2/25	600	600
[10]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,650	1,650
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/36	1,500	1,693
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,056
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	12,065	10,454
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	16,070	13,576
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	5,497
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	4,305	3,591
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	1,785	1,887
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,000	1,078
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	5,000	5,078
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/53	5,000	5,054
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	11,670	11,863
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,157
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	5,000	5,065
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	680
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	491
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	361
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	140	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	313
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	879
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	465	466
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	450	473
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/29	1,545	1,624
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/30	700	744
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,915	1,915
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	532
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	318
[11]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/30	1,040	1,092
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/31	1,410	1,491

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/31	515	551
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,001
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	966
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	373
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/32	1,945	2,063
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/32	775	834
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,879
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	347
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,554
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/33	900	970
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,425	1,427
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,145	1,213
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/34	900	970
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/35	1,255	1,346
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	567
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	227
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	566
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,041
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	1,000	1,087
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/36	1,800	1,917
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	1,967
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	522
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	300
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,528
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,055
[3]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	5,000	5,540
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	3,000	3,413
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/37	1,000	1,058
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	992
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	491
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	321
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,551
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,554
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	232
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	470	499
[3]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	3,655	4,015
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/38	1,000	1,047
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	384
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	575
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	1,964
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	960	1,009
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/38	5,000	5,341
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/39	1,060	1,103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,657
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	650	677
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	785	801
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	120	116
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,185
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	760	785
[12]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	4,910	5,534
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/41	700	719
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	850	871
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/41	1,000	1,041
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/42	1,175	1,198
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,131
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	1,185	1,096
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,118
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	299
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,020
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,005	1,012
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/42	3,140	3,239
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/43	1,025	1,042
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,435	1,458
[3]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	5,035	5,235
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/44	1,100	1,115
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	6,825	6,050
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	900	912
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/44	1,000	1,019

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	5,000	5,154
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	3,758
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	2,774
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,475	3,707
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	6,200	5,238
[3]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/47	5,000	5,112
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,079
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,755	3,149
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,850	8,318
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	935	804
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	3,000	2,580
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	1,490	1,235
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	5,006
	New York State Dormitory Authority College & University Revenue	4.250%	7/1/50	5,000	4,427
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	3,860	3,756
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	8,145	7,833
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	10,830	11,424
[3]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/51	5,000	5,188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	6,575	6,528
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	19,000	20,167
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/55	7,335	7,098
[3]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/55	7,910	8,170
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	3,000	3,029
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	1,000	819
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	2,340	2,383
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/30	3,345	3,397
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,276
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,451
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	751
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	210
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	210
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,850	3,941
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,700	1,757
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,485	1,584
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,640	1,684
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	750	768
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	595	627
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,139
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	900	919
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	420	443
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	530
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,059
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	920	937
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	405	424
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	755	801
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,750	2,344
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	810
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	310	314
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,725	1,831
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,000	1,103
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,750	1,769
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	500	527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,670	1,770
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,905	5,522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,415	1,475
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,360	1,455
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	389
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	1,620	1,720
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	500	486
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	284
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,022
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,700	1,635
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	559
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	750	800
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	1,395	1,471
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,150	1,096
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	504
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,058

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	1,465	1,530
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	551
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	409
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/40	500	537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	1,150	1,193
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,085	1,117
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,070
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/42	600	634
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	1,455	1,489
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	1,000	1,014
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/44	1,000	1,046
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,163
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	1,575	1,619
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,536
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	3,779
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	7,000	7,002
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,337
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	11,440	9,653
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,461
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	13,825	11,101
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	6,444
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	12,000	10,311
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	5,687
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	8,915	8,918
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	7,000	5,838
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	15,000	12,473
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/54	4,915	4,980
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	4,930	5,088
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/54	5,145	5,369
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/29	3,000	3,164
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	2,905	3,154
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	6/2/25	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,368
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,550
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	7,803
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,000	3,038
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,175
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	8,925	9,060
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,376
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,130
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	9,475
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,173
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,450
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	2,600	2,431
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,599
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	507
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,495	1,503
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	6,871
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	670	614
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,485	2,515
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	3,595	3,728
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	5,000	5,202
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,750	1,556
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	8,160	7,318
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	1,405	1,451
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	4,810	4,267
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	5,000	5,148
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	9,685	8,508
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	1,840	1,874
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	3,000	3,079
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	1,320	1,154
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,358
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	2,000	1,742
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	4,315	3,001
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	9,125	7,847
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,293
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	2,748
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	4,980	3,397
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/52	10,000	10,380
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/53	17,000	17,288

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	6,300	5,376
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.080%	6/2/25	650	650
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5,095	5,234
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,910	3,100
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,175	2,416
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,347
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,351
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,229
[3,8]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,000	1,118
[3,8]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,825	2,029
[3,8]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,370	2,612
[3,8]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	3,310	3,610
[3,8]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,735	2,951
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,000	1,051
[3,8]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	2,200	2,352
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,150
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	525	549
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/41	600	624
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,100
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	475	491
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	1,812
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/43	325	334
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,130
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/44	325	333
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/49	4,665	4,126
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	2,947
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/34	1,125	1,131
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/35	900	900
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	4,160	4,358
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,042
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,018
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	835	859
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/43	505	518
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,218
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	5,260	4,848
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10,415	9,426
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,594
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	800	785
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,200	1,234
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/43	1,260	1,273
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,251
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/33	1,650	1,701
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	313
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,440	6,139
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,154
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,023
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	6,884
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,049
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,098
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,601
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,095
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,087
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,274
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,087
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	1,930
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	6,500	6,561

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,204
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,257
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,117
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	12,700	12,788
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	17,315	17,425
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	5,000	5,152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/49	4,445	4,546
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	10,405	10,618
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/52	5,000	5,093
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/54	6,275	6,385
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	9,515	9,660
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,715	10,842
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,299
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,620
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,029
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,041
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,428
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,455
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	2,000	1,746
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,220
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	5,000	5,242
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/53	5,000	5,118
	New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/54	5,000	4,998
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	420	417
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	1,245	1,243
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	345	342
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,015	990
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,293
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,072
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/36	4,145	4,091
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/38	400	387
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	580
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	874
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/39	1,765	1,607
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,095
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,299
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	595
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	2,014
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,908
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,136
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/44	1,275	1,002
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,304
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,671
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,618
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,344
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,086
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,268
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,146
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	955
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,755	9,865
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	3,915
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,560	2,129
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,075	1,726
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	635
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	764
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,450
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,353
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,789
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	927
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	2,784
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/54	3,500	3,321
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,870	1,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,045
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,574
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	953
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	5/1/68	3,810	3,584
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	295	290
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,687

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	3,185	3,015
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	3,555	3,480
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	3,730	3,695
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	2,080	2,087
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	3,640	3,656
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/29	1,710	1,710
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	4,375	4,381
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	12,000	12,035
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	9,800	9,805
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	10,925	10,931
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,495	1,503
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/30	1,725	1,725
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	1,455	1,441
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	3,755	3,710
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/35	18,990	18,552
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,262
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,199
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	146
[5]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	7,375	7,181
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,087
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,664
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,124
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,990	2,796
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,603
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,046
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,790	1,862
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,495	1,548
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,610	1,429
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,199
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,556
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,653
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	309
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,535	1,100
	New York State Thruway Authority Highway Revenue	4.000%	1/1/46	3,220	2,832
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,405
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,521
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	4,120	4,205
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	15,000	12,912
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,346
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,705	2,496
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,716
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	11,170	9,506
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	7,035	7,300
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,279
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,051
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,165
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	5,000	5,030
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	7,706
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/57	1,415	1,222
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,200	9,600
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	2,784
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	1,360	1,238
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	4,584
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	9,830	8,641
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	5,000	3,471
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	550	462
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/57	10,810	9,038
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,210	1,288
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	1,000	1,075
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	4,755	5,052
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	2,505	2,635
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	505	528
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	3,940	3,655

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	3,000	2,756
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	3,295	2,979
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	8,695	7,733
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/52	3,795	3,243
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,085
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	991
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,000
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	989
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,000	3,201
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	450
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	475
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	450
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	724
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	250	261
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	521
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	550
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	575
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	309
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	573
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	320
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	308
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	603
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	635
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	419
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	631
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	410
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	329
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	358
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	278
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	287
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	250
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	350	318
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	314
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	950	851
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	265
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	470	407
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	452
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	950	901
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	1,325	1,223
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/35	745	841
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/39	500	541
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/42	305	329
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/44	455	485
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/50	2,910	2,721
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/56	13,670	14,497
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,665	4,328
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/44	1,000	862
	Onondaga County NY GO	4.000%	8/1/42	2,350	2,182
	Onondaga County NY GO	4.000%	6/15/43	550	502
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	17,115	17,399
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,580	3,618
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/49	5,460	4,753
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,149
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,483
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,173
	Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	881
	Orange County NY GO	3.000%	6/15/34	3,535	3,263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	3,000	3,163
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/34	800	904
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/35	850	963
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,422
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/36	800	895
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,400	3,394

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,110	5,667
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/38	1,800	1,979
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	485	464
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,069
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	1,085	1,161
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,065
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,113
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	1,000	1,063
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,492
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	1,075	1,134
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	1,125	1,188
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/42	800	841
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	4,000	4,167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,000	1,046
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	1,000	1,046
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/44	1,690	1,763
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/44	1,250	1,302
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/45	1,270	1,320
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,000	1,037
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	974
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/46	1,750	1,807
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	4,000	4,104
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	3,000	3,079
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/50	4,300	4,409
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,095
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	5,820
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	6,830	6,970
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/55	4,500	4,592
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/41	4,704	4,606
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,672
	Rockland County NY GO	4.000%	4/1/35	385	389
	Rockland County NY GO	4.000%	4/1/36	410	413
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	519
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,412
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,186
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,700
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,029
[1]	Schenectady NY GO	3.000%	5/1/31	635	611
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	104
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	79
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	299
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	105
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	277
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	104
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	260
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	155
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	258
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	249
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,501
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,003
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	734
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	140	144
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,022
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	174
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	3,040	2,980
[1]	Suffolk County NY GO	3.000%	6/15/31	250	239
	Suffolk Regional Off-Track Betting Co. Revenue	5.750%	12/1/44	2,500	2,558
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,205
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	955
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,175
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,161

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,196
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	11,485	9,689
Syosset Central School District GO	2.000%	12/15/34	1,000	802
Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/29	300	300
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,545
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	770
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,240
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,053
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,000	2,144
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,309
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,000	1,640
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,322
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,654
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	176
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,440
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,864
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,023
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,165
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,523
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,238
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,410	1,440
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,110	2,234
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,960	5,981
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	11,130	11,179
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,047
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,035
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,089
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,041
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,622
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,114
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	3,000	3,102
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,002
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,556
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	455	390
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,029
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,600	1,377
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	5,675	4,784
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	19,160	16,409
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	18,104
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,106
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,284
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,697
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/35	765	863
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/36	750	836
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/37	2,445	2,447
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/37	500	550
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	1,880	2,044
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,600	2,815
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,235	2,356
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/41	1,500	1,585
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	995	916
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,315	2,465
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	1,140	1,042
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/43	1,500	1,561
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/45	3,310	3,408
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	2,405	2,119
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	2,520	2,221
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/46	1,500	1,537
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/47	5,000	5,218
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/50	5,000	5,083
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,474
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	2,130	1,818
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	8,810	7,507
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,314
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,150	1,184
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/54	695	595
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	6,000	6,194
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	14,230	14,731
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/56	520	434
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	9,860	10,400

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,655	2,609
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	6,425	6,083
[2,8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.150%	6/2/25	8,000	8,000
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.150%	6/2/25	4,325	4,325
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.951%	4/1/26	2,000	2,000
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	10,164
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	8,000	8,176
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,055
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,319
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	8,410	8,548
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/57	8,750	7,257
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,040
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	10,000	8,752
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	2,500	2,591
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,035
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	5,000	4,119
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	15,685	16,201
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.050%	6/2/25	5,000	5,000
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.100%	6/2/25	5,000	5,000
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	1,000	1,035
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	150	155
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	1,000	1,048
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	275	288
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/30	470	479
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/31	235	237
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/32	365	367
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/33	100	100
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/34	810	805
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/34	1,200	1,259
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/35	585	580
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/36	1,520	1,491
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	4,725	4,242
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,019
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,127
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,518
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,901
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,054
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,000	11,097
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,100	1,107
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	904
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	8,625	8,392
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,086
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,280	4,601
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/42	2,000	2,131
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/43	2,275	2,408
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/44	3,145	3,308
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/45	1,880	1,967
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,054
	Webster Central NY School District GO	2.000%	6/15/33	1,180	983
	Webster Central NY School District GO	2.000%	6/15/34	1,265	1,025
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,122
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,100
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/41	4,951	4,792
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	771
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,200	1,196
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	598
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	503
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,406
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	383
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,450	1,447
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	517
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	2,150	2,142
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	205
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	9,625	8,067
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,420	2,593
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	4,170	4,455
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,480	1,480
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,705	2,885
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	2,500	1,962

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/35	1,185	1,267
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/38	4,650	4,860
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	563
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,257
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/42	1,715	1,674
	Westchester County NY GO	2.000%	10/15/34	2,685	2,186
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	200	200
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	2,400	2,200
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,532
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	711
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	2,500	2,208
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/51	2,100	1,787
	White Plains City School District GO	2.375%	5/15/31	3,865	3,481
	White Plains City School District GO	2.500%	5/15/32	1,070	955
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/29	400	395
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/39	1,000	984
					4,998,771
Guam (0.2%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	595	599
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	240	230
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,320	1,166
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,110
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	110	111
					8,216
Minnesota (0.0%)
[13]	Freddie Mac Pool	3.310%	1/1/28	1,000	981
Puerto Rico (0.9%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,920	4,023
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,076	5,319
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	6,486	6,940
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	4,360	2,950
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,925	4,735
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	520	491
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,834
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,320	1,350
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	256
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,860	2,930
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	550	559
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	415	419
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	140	142
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,380	2,893
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	3,284	3,021
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,256	1,065
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,626
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	776	549
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,534	5,161
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	352	328
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	573	183
					47,027
Virgin Islands (0.1%)
[3]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/34	1,000	1,091
[3]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/37	1,930	2,062
					3,153
Total Tax-Exempt Municipal Bonds (Cost $5,325,608)					5,058,148

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	5,608	3,365
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	2,699	1,653
Total Taxable Municipal Bonds (Cost $5,191)				5,018
Total Investments (100.0%) (Cost $5,330,799)				5,063,166
Other Assets and Liabilities—Net (0.0%)				(1,005)
Net Assets (100%)				5,062,161
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $200,989, representing 4.0% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Securities with a value of $2,053 have been segregated as initial margin for open futures contracts.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	268	28,994	94

Short Futures Contracts
Long U.S. Treasury Bond	September 2025	(79)	(8,910)	(103)
Ultra Long U.S. Treasury Bond	September 2025	(270)	(31,337)	(167)
				(270)
				(176)

New York Long-Term Tax-Exempt Fund
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/26	RBC	11,907	Buy	5-Year MMD AAA General Obligation Scale	3.500%	271	271	—
4/22/26	RBC	930	Buy	5-Year MMD AAA General Obligation Scale	3.460%	19	19	—
4/22/26	MSCS	690	Buy	5-Year MMD AAA General Obligation Scale	3.460%	14	14	—
4/23/26	JPMC	2,430	Buy	5-Year MMD AAA General Obligation Scale	3.380%	41	41	—
4/28/26	MSCS	1,540	Buy	30-Year MMD AAA General Obligation Scale	4.700%	21	21	—
4/28/26	JPMC	1,025	Buy	30-Year MMD AAA General Obligation Scale	4.700%	14	14	—
4/29/26	RBC	1,538	Buy	30-Year MMD AAA General Obligation Scale	4.650%	6	6	—
5/1/26	BANA	1,275	Buy	10-Year MMD AAA General Obligation Scale	3.620%	15	15	—
5/6/26	RBC	415	Buy	10-Year MMD AAA General Obligation Scale	3.620%	5	5	—
5/6/26	MSCS	380	Buy	10-Year MMD AAA General Obligation Scale	3.640%	5	5	—
5/19/26	RBC	672	Buy	15-Year MMD AAA General Obligation Scale	4.060%	3	3	—
5/19/26	MSCS	612	Buy	15-Year MMD AAA General Obligation Scale	4.060%	2	2	—
						416	416	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,330,799)	5,063,166
Investment in Vanguard	138
Cash	48
Receivables for Investment Securities Sold	37,734
Receivables for Accrued Income	50,138
Receivables for Capital Shares Issued	8,712
Variation Margin Receivable—Futures Contracts	68
Unrealized Appreciation—Over-the-Counter Swap Contracts	416
Other Assets	99
Total Assets	5,160,519
Liabilities
Payables for Investment Securities Purchased	89,949
Payables for Capital Shares Redeemed	4,257
Payables for Distributions	3,942
Payables to Vanguard	210
Total Liabilities	98,358
Net Assets	5,062,161
At May 31, 2025, net assets consisted of:

Paid-in Capital	5,524,731
Total Distributable Earnings (Loss)	(462,570)
Net Assets	5,062,161

Investor Shares—Net Assets
Applicable to 46,737,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	488,428
Net Asset Value Per Share—Investor Shares	$10.45

Admiral™ Shares—Net Assets
Applicable to 437,654,532 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,573,733
Net Asset Value Per Share—Admiral Shares	$10.45

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	94,954
Total Income	94,954
Expenses
The Vanguard Group—Note B
Investment Advisory Services	349
Management and Administrative—Investor Shares	311
Management and Administrative—Admiral Shares	1,471
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	129
Custodian Fees	11
Shareholders’ Reports and Proxy Fees—Investor Shares	7
Shareholders’ Reports and Proxy Fees—Admiral Shares	16
Trustees’ Fees and Expenses	1
Professional Services	132
Other Expenses	7
Total Expenses	2,450
Expenses Paid Indirectly	(11)
Net Expenses	2,439
Net Investment Income	92,515
Realized Net Gain (Loss)
Investment Securities Sold	(21,192)
Futures Contracts	1,134
Realized Net Gain (Loss)	(20,058)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(269,701)
Futures Contracts	(334)
Swap Contracts	416
Change in Unrealized Appreciation (Depreciation)	(269,619)
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,162)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,515	168,013
Realized Net Gain (Loss)	(20,058)	6,697
Change in Unrealized Appreciation (Depreciation)	(269,619)	143,705
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,162)	318,415
Distributions
Investor Shares	(8,935)	(16,184)
Admiral Shares	(81,535)	(148,126)
Total Distributions	(90,470)	(164,310)
Capital Share Transactions
Investor Shares	(4,840)	59,718
Admiral Shares	206,116	477,879
Net Increase (Decrease) from Capital Share Transactions	201,276	537,597
Total Increase (Decrease)	(86,356)	691,702
Net Assets
Beginning of Period	5,148,517	4,456,815
End of Period	5,062,161	5,148,517

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.05	$10.70	$10.52	$12.21	$12.20	$12.01
Investment Operations
Net Investment Income[1]	.192	.372	.344	.297	.295	.327
Net Realized and Unrealized Gain (Loss) on Investments	(.604)	.342	.174	(1.600)	.108	.231
Total from Investment Operations	(.412)	.714	.518	(1.303)	.403	.558
Distributions
Dividends from Net Investment Income	(.188)	(.364)	(.338)	(.296)	(.295)	(.326)
Distributions from Realized Capital Gains	—	—	—	(.091)	(.098)	(.042)
Total Distributions	(.188)	(.364)	(.338)	(.387)	(.393)	(.368)
Net Asset Value, End of Period	$10.45	$11.05	$10.70	$10.52	$12.21	$12.20
Total Return[2]	-3.76%	6.77%	5.01%	-10.80%	3.34%	4.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$488	$522	$447	$406	$546	$513
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.41%	3.25%	2.70%	2.41%	2.73%
Portfolio Turnover Rate	19%	49%	100%	77%	40%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.05	$10.70	$10.52	$12.21	$12.20	$12.01
Investment Operations
Net Investment Income[1]	.195	.381	.352	.306	.305	.337
Net Realized and Unrealized Gain (Loss) on Investments	(.604)	.341	.174	(1.600)	.107	.230
Total from Investment Operations	(.409)	.722	.526	(1.294)	.412	.567
Distributions
Dividends from Net Investment Income	(.191)	(.372)	(.346)	(.305)	(.304)	(.335)
Distributions from Realized Capital Gains	—	—	—	(.091)	(.098)	(.042)
Total Distributions	(.191)	(.372)	(.346)	(.396)	(.402)	(.377)
Net Asset Value, End of Period	$10.45	$11.05	$10.70	$10.52	$12.21	$12.20
Total Return[2]	-3.73%	6.85%	5.10%	-10.73%	3.43%	4.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,574	$4,626	$4,009	$3,752	$5,097	$4,725
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.65%	3.49%	3.33%	2.78%	2.49%	2.81%
Portfolio Turnover Rate	19%	49%	100%	77%	40%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $138,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New York Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,058,148	—	5,058,148
Taxable Municipal Bonds	—	5,018	—	5,018
Total	—	5,063,166	—	5,063,166
Derivative Financial Instruments
Assets
Futures Contracts[1]	94	—	—	94
Swap Contracts	—	416	—	416
Total	94	416	—	510
Liabilities
Futures Contracts[1]	(270)	—	—	(270)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,335,987
Gross Unrealized Appreciation	15,655
Gross Unrealized Depreciation	(288,236)
Net Unrealized Appreciation (Depreciation)	(272,581)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $178,442,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $1,100,121,000 of investment securities and sold $921,743,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $70,175,000 and sales were $149,235,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2025		Year Ended November 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	87,706	8,204	187,341	17,155
Issued in Lieu of Cash Distributions	7,777	727	14,061	1,290
Redeemed	(100,323)	(9,442)	(141,684)	(13,021)
Net Increase (Decrease)—Investor Shares	(4,840)	(511)	59,718	5,424
Admiral Shares
Issued	655,816	61,418	922,518	84,603
Issued in Lieu of Cash Distributions	58,652	5,481	106,130	9,737
Redeemed	(508,352)	(47,801)	(550,769)	(50,602)
Net Increase (Decrease)—Admiral Shares	206,116	19,098	477,879	43,738
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

New York Long-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q762 072025

Financial Statements
For the period ended May 31, 2025
Vanguard New York Tax-Exempt Bond ETF

Contents
Financial Statements	1

New York Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (99.4%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	50	57
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	45	52
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/38	25	26
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	35	37
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	15	16
	Battery Park City Authority Miscellaneous Revenue VRDO	2.930%	6/2/25	295	295
	Build NYC Resource Corp. College & University Revenue (Manhattan College Project)	4.000%	8/1/42	30	24
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	45	40
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	30	31
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/28	20	21
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/29	25	27
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	35	35
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	40	44
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	20	20
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	30	32
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	15	15
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	130	123
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	25	26
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	35	36
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	25	26
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	75	67
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/47	20	14
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	75	65
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/50	30	26
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	25	26
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	35	35
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/32	20	22
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/33	10	11
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/34	25	28
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	25	26
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	75	76
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	70	69
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/29	75	77
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/30	20	21
	Hempstead NY GO	4.000%	5/1/41	10	10
	Hempstead NY GO	4.000%	5/1/43	30	29
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	15	16
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	10	10
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	35	36
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	50	55
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/35	45	50
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/37	40	40
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	3.500%	2/15/38	10	9
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	30	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	35	37
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	30	33
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	70	78
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	40	42
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	45	47
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	85	86
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/37	15	15
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	15	16
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	100	100
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	35	37
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/25	30	30
1

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/27	25	26
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/31	50	52
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	60	61
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	20	20
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	60	61
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	35	36
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/45	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/46	5	5
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/49	100	101
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/52	50	43
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/54	90	78
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/54	55	57
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/57	10	10
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.000%	6/2/25	155	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	25	26
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	25	26
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	75	77
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	30	31
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	75	77
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	25	27
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	10	8
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	25	28
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	25	25
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	50	48
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	30	32
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	75	79
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	25	26
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	40	35
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	30	29
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	50	50
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/46	30	20
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5	4
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	5	4
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	20	17
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	75	74
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	30	25
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	150	152
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	30	31
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/34	70	73
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	45	47
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	50	51
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	25	25
	Nassau County IDA College & University Revenue VRDO	3.000%	6/2/25	250	250
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/28	10	11
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	60	67
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	45	50
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	35	37
	Nassau County NY GO	5.000%	10/1/27	60	63
	Nassau County NY GO	4.000%	4/1/42	50	47
	Nassau County NY GO	4.000%	4/1/43	20	18
	Nassau County NY GO	4.125%	4/1/47	5	4
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	35	25
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	35	37
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/29	35	37
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	20	22
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	35	38
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/31	75	75
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	35	40
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	55	62
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	30	34
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	65	72
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	30	34
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	50	44
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	50	51
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/38	30	30
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/38	45	43
2

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	35	36
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	45	42
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	30	31
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	30	28
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	55	51
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	75	78
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	25	23
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	75	68
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15	15
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	30	21
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	150	153
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	5	4
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	75	64
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	50	43
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	55	56
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	75	78
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	75	78
New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	145	145
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	55	58
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	60	64
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	35	36
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	40	40
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	50	50
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	50	52
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	50	50
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	40	42
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	25	26
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	75	78
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	55	57
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	30	30
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	50	52
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	40	41
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/36	5	5
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	50	51
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	40	35
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	30	27
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	5	4
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	40	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	70	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	75	74
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	60	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	35	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	60	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	130	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	5	4
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	25	25
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	3.625%	2/1/42	95	82
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	25	26
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	20	22
3

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	35	39
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	35	39
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	75	81
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	80	87
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	75	80
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	75	80
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	75	82
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	75	80
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	150	157
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	90	94
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/49	125	127
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	5	5
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	200	203
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	20	20
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	50	44
	New York GO	5.000%	3/15/27	50	52
	New York GO	5.000%	3/15/44	20	21
	New York NY GO	5.000%	8/1/25	75	75
	New York NY GO	5.000%	8/1/26	25	26
	New York NY GO	5.000%	8/1/27	75	78
	New York NY GO	5.000%	9/1/27	65	68
	New York NY GO	5.000%	10/1/27	75	79
	New York NY GO	5.000%	8/1/28	65	69
	New York NY GO	5.000%	9/1/28	35	37
	New York NY GO	5.000%	8/1/29	35	38
	New York NY GO	5.000%	11/1/29	50	54
	New York NY GO	5.000%	8/1/30	25	26
	New York NY GO	5.000%	8/1/30	25	27
	New York NY GO	5.000%	8/1/30	35	38
	New York NY GO	5.000%	8/1/30	25	27
	New York NY GO	5.000%	8/1/30	25	27
	New York NY GO	5.000%	8/1/31	75	78
	New York NY GO	5.000%	8/1/32	25	27
	New York NY GO	5.000%	8/1/32	30	33
	New York NY GO	5.000%	10/1/32	70	78
	New York NY GO	5.000%	9/1/33	40	44
	New York NY GO	4.000%	8/1/34	10	10
	New York NY GO	5.000%	4/1/35	25	28
	New York NY GO	5.000%	4/1/35	20	21
	New York NY GO	5.000%	8/1/35	5	5
	New York NY GO	5.000%	8/1/35	35	37
	New York NY GO	5.000%	8/1/35	50	56
	New York NY GO	5.000%	10/1/35	35	38
	New York NY GO	4.000%	8/1/37	50	49
	New York NY GO	5.000%	8/1/38	75	80
	New York NY GO	5.000%	9/1/38	30	32
	New York NY GO	5.000%	4/1/39	75	80
	New York NY GO	5.000%	9/1/41	20	21
	New York NY GO	3.000%	10/1/41	25	19
	New York NY GO	5.000%	9/1/42	25	26
	New York NY GO	4.000%	12/1/42	25	23
	New York NY GO	5.000%	3/1/44	75	77
	New York NY GO	5.000%	8/1/44	30	31
	New York NY GO	5.000%	9/1/44	45	46
	New York NY GO	5.500%	5/1/45	40	42
	New York NY GO	5.250%	9/1/45	170	179
	New York NY GO	3.500%	4/1/46	5	4
	New York NY GO	4.000%	9/1/46	45	40
	New York NY GO	5.000%	8/1/47	20	20
	New York NY GO	5.000%	9/1/47	50	51
	New York NY GO	5.250%	10/1/47	50	51
	New York NY GO	4.000%	8/1/50	45	39
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/33	30	34
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/34	40	46
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	110	99
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	160	139
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	20	17
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	10	8
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/25	25	25
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	25	26
4

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	45	50
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	30	33
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	50	51
	New York State Bridge Authority Highway Revenue	4.000%	1/1/46	50	44
	New York State Bridge Authority Highway Revenue	4.000%	1/1/51	25	21
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/25	60	60
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	30	31
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	40	42
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/27	60	63
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	75	80
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	30	32
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	60	61
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	55	61
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/32	75	84
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	65	66
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	45	45
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	20	21
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	60	61
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	10	10
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	75	60
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	25	26
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	40	36
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	50	44
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	30	26
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	50	43
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	50	50
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	30	25
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	30	30
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	150	151
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	70	74
	New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/34	75	69
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	20	18
[4]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.100%	6/2/25	200	200
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	40	41
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	25	27
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	25	26
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	20	21
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	40	44
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	25	25
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	45	50
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	25	25
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	70	76
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	30	31
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	55	56
	New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	55	50
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	75	78
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	60	66
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	40	43
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	25	25
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	15	14
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	20	20
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	20	20
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	20	21
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	35	36
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	30	30
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	20	18
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	45	47
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	40	35
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	50	44
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	40	35
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/48	175	179
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	100	104
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	65	50
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/52	150	156
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	45	47
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	60	62
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	30	31
5

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	30	32
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	25	26
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	20	20
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	52
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	25	27
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	30	28
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	75	83
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/35	80	89
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/53	20	20
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	10	10
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	20	21
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	50	54
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	60	64
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	50	54
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	55	59
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	30	33
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	30	33
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	60	63
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	30	32
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	45	48
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	20	21
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	30	31
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	40	42
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	20	21
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	60	61
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	75	76
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	45	48
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	55	58
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	60	63
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/49	75	77
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/50	95	97
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/55	25	25
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	25	26
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/28	45	48
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	70	70
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	15	16
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	25	27
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	90	96
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	30	31
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	40	44
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	55	59
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	30	34
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	25	26
	New York State Environmental Facilities Corp. Water Revenue	3.125%	6/15/36	30	28
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/36	45	50
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	60	61
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/37	75	82
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/39	65	71
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	100	101
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/43	50	53
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/49	25	26
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	50	52
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	15	15
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	20	22
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	60	66
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	15	17
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	30	32
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	50	54
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	25	25
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	75	75
	New York State Thruway Authority Highway Revenue	5.000%	1/1/38	65	71
	New York State Thruway Authority Highway Revenue	5.000%	1/1/39	10	10
6

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/40	10	10
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	15	14
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	50	46
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	30	31
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	125	114
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	85	76
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	35	31
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	90	65
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	50	50
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	50	50
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	40	27
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	50	43
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	75	83
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	75	68
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/52	55	48
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/53	50	50
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/57	30	26
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	20	22
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	45	44
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10	9
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	30	25
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/30	30	33
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/50	75	70
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	30	26
[1]	Oyster Bay NY GO	4.000%	3/1/28	15	16
[1]	Oyster Bay NY GO	5.000%	8/1/30	25	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	25	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	85	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	25	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	25	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	40	42
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	55	54
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	60	66
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	20	22
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	20	19
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	25	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/41	25	23
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	5/15/42	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	30	32
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	50	45
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/44	70	71
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/45	35	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	10	9
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/45	50	44
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	10	9
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	125	128
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	100	103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	50	52
[3]	Suffolk County NY GO	4.000%	2/1/28	45	47
	Suffolk County NY GO	5.000%	9/1/35	40	43
	Suffolk County NY GO	4.000%	9/1/36	10	10
	Suffolk County Water Authority Water Revenue	3.125%	6/1/41	10	8
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	35	38
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	20	19
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	30	31
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	25	25
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	20	21
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	10	10
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	75	79
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	20	21
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	25	27
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	50	43
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	50	51
7

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	55	60
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/35	70	64
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	25	27
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	60	61
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/39	25	27
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	50	52
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	75	76
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	50	43
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	25	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	50	51
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	140	141
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	20	17
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	60	51
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	50	43
Triborough Bridge & Tunnel Authority Highway Revenue BAN	5.000%	11/1/25	30	30
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	50	52
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	70	74
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	55	59
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	25	28
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	35	39
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	30	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	10	10
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	75	84
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/33	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/35	50	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	10	10
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	45	50
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	30	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	75	80
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/44	60	62
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/45	90	93
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	50	44
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/50	50	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	75	64
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	15	13
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	95	96
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	45	46
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/54	50	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	80	83
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	25	26
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	20	21
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/44	50	52
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	55	48
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	30	26
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/53	50	51
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/54	15	13
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	125	127
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/57	50	41
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	25	22
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	25	26
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	125	131
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	100	108
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	15	16
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	45	46
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50	50
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	25	25
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	25	27
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/50	50	52
Westchester County NY GO	5.000%	7/1/28	20	21
Westchester County NY GO	4.000%	7/1/29	25	26
Westchester County NY GO	4.000%	12/1/29	35	36
Westchester County NY GO	4.000%	12/15/33	35	37
8

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	25	22
Total Tax-Exempt Municipal Bonds (Cost $24,885)				24,796
Total Investments (99.4%) (Cost $24,885)				24,796
Other Assets and Liabilities—Net (0.6%)				140
Net Assets (100%)				24,936
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $200, representing 0.8% of net assets.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
9

New York Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $24,885)	24,796
Cash	1,546
Receivables for Investment Securities Sold	81
Receivables for Accrued Income	254
Total Assets	26,677
Liabilities
Due to Broker	1,541
Payables for Investment Securities Purchased	200
Total Liabilities	1,741
Net Assets	24,936
At May 31, 2025, net assets consisted of:

Paid-in Capital	25,000
Total Distributable Earnings (Loss)	(64)
Net Assets	24,936

Net Assets
Applicable to 250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,936
Net Asset Value Per Share	$99.74

See accompanying Notes, which are an integral part of the Financial Statements.
10

New York Tax-Exempt Bond ETF
Statement of Operations

May 20, 2025[1] to May 31, 2025
($000)
Investment Income
Income
Interest	27
Total Income	27
Expenses
The Vanguard Group—Note B
Management and Administrative	1
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	1
Net Investment Income	26
Realized Net Gain (Loss) on Investment Securities Sold	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(89)
Net Increase (Decrease) in Net Assets Resulting from Operations	(64)
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
11

New York Tax-Exempt Bond ETF
Statement of Changes in Net Assets

May 20, 2025[1] to May 31, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26
Realized Net Gain (Loss)	(1)
Change in Unrealized Appreciation (Depreciation)	(89)
Net Increase (Decrease) in Net Assets Resulting from Operations	(64)
Distributions
Total Distributions	—
Capital Share Transactions
Issued	25,000
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	25,000
Total Increase (Decrease)	24,936
Net Assets
Beginning of Period	—
End of Period	24,936
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
12

New York Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	May 20, 2025[1] to May 31, 2025
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	.104
Net Realized and Unrealized Gain (Loss) on Investments	(.364)
Total from Investment Operations	(.260)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$99.74
Total Return	-0.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25
Ratio of Total Expenses to Average Net Assets	0.09%
Ratio of Net Investment Income to Average Net Assets	3.45%
Portfolio Turnover Rate	1%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

New York Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard New York Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $0, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
14

New York Tax-Exempt Bond ETF
D.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,885
Gross Unrealized Appreciation	2
Gross Unrealized Depreciation	(91)
Net Unrealized Appreciation (Depreciation)	(89)
E.	During the period ended May 31, 2025, the fund purchased $840,000 of investment securities and sold $217,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $22,804,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

May 20, 2025[1] to May 31,2025
Shares (000)
Issued	250
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	250
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0462 072025
15

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard New York Tax-Free Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	7,287,979,369	52,807,214	N/A	N/A
Mark Loughridge	7,284,959,432	55,827,151	N/A	N/A
Scott C. Malpass	7,274,578,380	66,208,204	N/A	N/A
John Murphy	7,292,067,704	48,718,879	N/A	N/A
Lubos Pastor	7,292,064,112	48,722,471	N/A	N/A
Rebecca Patterson	7,292,298,161	48,488,422	N/A	N/A
André F. Perold	7,280,624,545	60,162,038	N/A	N/A
Salim Ramji	7,267,471,819	73,314,764	N/A	N/A
Sarah Bloom Raskin	7,272,796,121	67,990,463	N/A	N/A
Grant Reid	7,279,707,143	61,079,440	N/A	N/A
David Thomas	7,280,288,571	60,498,012	N/A	N/A
Barbara Venneman	7,282,677,092	58,109,492	N/A	N/A
Peter F. Volanakis	7,276,695,025	64,091,558	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Vanguard New York Tax-Exempt Funds

The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Vanguard New York Tax-Exempt Bond ETF

In February 2025, the Board of Vanguard New York Tax-Free Funds approved the launch of Vanguard New York Tax-Exempt Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in May 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.